Repurchase Agreements (Tables)	3 Months Ended
Mar. 31, 2020
Repurchase Agreements [Abstract]
Repurchase Agreements Remaining Maturities and Weighted Average Rates
The repurchase agreements had the following remaining maturities and weighted average rates as of the dates indicated (dollars in thousands):

Repurchase Agreements Characteristics

As of March 31, 2020

	Repurchase Agreements	Weighted Average Rate
Less than one month	$782,815	1.51%
One to three months	722,619	1.73%
Greater than three months	59,798	1.78%
Total/Weighted Average	$1,565,232	1.62%

As of December 31, 2019

	Repurchase Agreements	Weighted Average Rate
Less than one month	$928,646	2.24%
One to three months	1,231,422	1.94%
Greater than three months	177,570	1.98%
Total/Weighted Average	$2,337,638	2.06%